Contingent Liabilities and Financial Commitments - Engle Class Action and Engle Progeny Cases - Additional Information (Details) $ in Millions			1 Months Ended		12 Months Ended				36 Months Ended	120 Months Ended
	Feb. 17, 2017	Jan. 18, 2017 USD ($)	Jul. 31, 2000 USD ($)	Nov. 30, 1998 Case State	Dec. 31, 2017 GBP (£) Case Plaintiff	Dec. 31, 2017 USD ($) Case Plaintiff	Dec. 31, 2016 Case	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($) Case	Dec. 31, 2012 USD ($) State
Disclosure Of Commitments And Contingencies [Line Items]
Total number of cases | Case					99	99
Number of Cases Accruals for Attorneys Fees and Statutory Interest | Case					1	1
Number of states not deligently enforced qualifying statuses | State										6
Bottom of Range
Disclosure Of Commitments And Contingencies [Line Items]
Proceeds from credits										$ 1,100.0
Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages (approximately)			$ 145,000.0
Loss Contingency Amount of Overall Damages comprising Compensatory Damages			12.7
Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								$ 100.0	$ 173.5
Total number of cases | Case					2,569	2,569	2,822
Number of plaintiffs | Plaintiff					3,276	3,276
Number of additional cases | Case					9	9
Number of cases tried | Case					13	13
Number of paid judgments | Case									20
Payment for compensatory and punitive damages									$ 116.6
Amount paid for attorneys fees and statutory interest									$ 56.9
Engle Progeny Cases | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Number of cases tried | Case									107
Total bond cap						$ 200.0
RJ Reynolds Tobacco Company
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty						99.4
Penalty due | £					£ 0
RJ Reynolds Tobacco Company | Florida
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty						83.5
RJ Reynolds Tobacco Company | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages (approximately)			36,300.0
RJ Reynolds Tobacco Company | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								42.5
Brown and Williamson Holdings Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages (approximately)			17,600.0
Lorillard Inc | Phase II
Disclosure Of Commitments And Contingencies [Line Items]
Amount of overall damages comprising punitive damages (approximately)			$ 16,300.0
PM USA
Disclosure Of Commitments And Contingencies [Line Items]
Net operating profit penalty						$ 15.9
PM USA | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								42.5
Lorillard Tobacco | Engle Progeny Cases
Disclosure Of Commitments And Contingencies [Line Items]
Litigation settlement amount								$ 15.0
R J Reynolds Tobacco Company Lorillard Tobacco And Brown And Williamson Holdings Inc | Master Settlement Agreement
Disclosure Of Commitments And Contingencies [Line Items]
Number of states representing Master Settlement Agreement | State				46
Number of previously settled cases brought forward | Case				4
ITG
Disclosure Of Commitments And Contingencies [Line Items]
State settlement agreement		$ 45.0
Future annual losses		$ 30.0
Lawsuit filing date	Feb. 17, 2017